DEBT (Tables)	6 Months Ended
Jun. 30, 2020
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM DEBT OBLIGATIONS

The Company’s long-term debt obligations consist of the following (in US$ thousands):

	June 30, 2020	December 31, 2019

Secured Term Loan	$300,000	$300,000
Secured Revolving Credit Facility	65,000	50,000
CIB Long-Term Debt	20,972	-
Less: unamortized debt issuance costs	(4,143)	(4,436)
Total loans and borrowings	381,829	345,564
Less: current portion of long-term debt	(46,372)	(15,000)
Long-term debt, net of unamortized debt issuance costs and excluding current installments	$335,457	$330,564

SCHEDULE OF SHORT TERM DEBT OBLIGATIONS

The Company’s short-term debt obligations consist of the following (in US$ thousands):

	June 30, 2020	December 31, 2019

CIB Short-Term Debt	$2,177	$-
ABK Short-Term Debt	2,964	-
Other short-term borrowings	34,640	37,963
Short-term debt, excluding current installments of long-term debt	$39,781	$37,963

SCHEDULE PRINCIPAL PAYMENTS OF LONG TERM DEBT

Scheduled principal payments of long-term debt for periods subsequent to June 30, 2020 are as follows (in US$ thousands):

2020	$25,972
2021	47,500
2022	45,000
2023	110,000
2024	45,000
2025	112,500
Thereafter	-
Total	$385,972